CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Receivable (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Accounts Receivable, Net
Trade accounts receivables	₽ 18,647.0		₽ 15,240.0		$ 236.5
Allowance for doubtful accounts	(815.0)		(670.0)		(10.3)
Total accounts receivable, net	17,832.0		14,570.0		$ 226.2
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	670.0	$ 8.5	652.0	₽ 450.0
Charges to expenses	311.0	3.9	103.0	243.0
Utilization	(166.0)	(2.1)	(85.0)	(41.0)
Balance at the end of the period	₽ 815.0	$ 10.3	₽ 670.0	₽ 652.0